RESTRICTED STOCK AWARDS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
RESTRICTED STOCK AWARDS

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the six months ended June 30, 2025 were as follows:

	June 30, 2025
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	69,883	$34.05
Granted	-	-
Vested	(4,285)	11.20
Forfeited or Cancelled RSAs	-	-
Unvested at End of Period	65,598	$35.18

At June 30, 2025, we had approximately $0.1 million unrecognized stock-based compensation related to restricted stock awards. The weighted average non-performance based will be recognized over the next 0.5 years.

There are 65,598 performance RSAs unvested with a weighted average grant date fair value of $2.3 million at June 30, 2025.

We recognized stock compensation of $48,000 and $54,000 related to restricted stock awards for the six months ended June 30, 2025 and 2024, respectively, including $24,000 and $0 related to restricted stock awards for the six months ended June 30, 2025 and 2024, respectively.

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the years ended December 31, 2024 were as follows:

	December 31, 2024
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	57,027	$39.20
Granted	31,429	9.80
Vested	(7,858)	9.93
Forfeited or Cancelled RSAs	(10,715)	8.40
Unvested at End of Period	69,883	$34.05

At December 31, 2024, we had approximately $2.4 million unrecognized stock-based compensation related to restricted stock awards. The weighted average non-performance based will be recognized over the next 0.6 years.